UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number       811-03714
                                               ---------------------------

                 Phoenix-Goodwin California Tax Exempt Bond Fund
         -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
         -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
         -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ----------------

                    Date of fiscal year end: April 30, 2004
                                            -------------------

                   Date of reporting period: October 31, 2003
                                            -------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

>   OCTOBER 31, 2003

[GRAPHIC OMITTED]
GOODWIN


Phoenix-Goodwin California Tax Exempt Bond Fund

                               [GRAPHIC OMITTED]

                                 DO YOU WANT TO
                                 STOP RECEIVING
                            FUND DOCUMENTS BY MAIL?

                                     GO TO
                            PHOENIXINVESTMENTS.COM,
                               LOG IN AND SIGN UP
                                 FOR E-DELIVERY

[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS (SM)

   This report is not authorized for distribution to prospective investors in the Phoenix-Goodwin California Tax Exempt Bond Fund, unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      With this writing, events in the news have reflected regulatory concern regarding the business conduct of a few mutual fund companies. Your fund's management is continually re-evaluating all of our policies and procedures to ensure that we are not only compliant with regulatory standards, but also conforming to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this Phoenix-Goodwin California Tax Exempt Bond Fund semiannual report. With this writing, we are continuing to witness new signs that our overall economy may be beginning a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification1. Your investment in Phoenix-Goodwin California Tax Exempt Bond Fund may help you in this effort.

      To learn more about your investments, investing, and the latest industry news, visit PhoenixInvestments.com.

Sincerely,

/s/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

DECEMBER 1, 2003

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

                         INVESTMENTS AT OCTOBER 31, 2003
                                   (UNAUDITED)

                                    STANDARD   PAR
                                    & POOR'S  VALUE
                                     RATING   (000)      VALUE
                                    --------  -----      -----
MUNICIPAL TAX-EXEMPT BONDS--94.8%

AIRPORT REVENUE--1.6%
San Francisco Airport 6.25%, 5/1/10 (FGIC
Insured) ...........................   AAA   $1,000  $ 1,038,920

DEVELOPMENT REVENUE--4.4%
Los Angeles County Public Works Financing
Authority 5.50%, 10/1/12 (MBIA/IBC
Insured) ...........................   AAA    1,500    1,692,600

San Diego Redevelopment Agency Series B
5.35%, 9/1/24 (AMBAC Insured) ......   AAA    1,000    1,045,320
                                                     -----------
                                                       2,737,920
                                                     -----------

EDUCATION REVENUE--1.6%
California Educational Facilities
Authority (University of Southern
California) 5.50%, 10/1/27 .........   AA+    1,000    1,042,930

GENERAL OBLIGATION--26.9%
California State 5.50%, 4/1/08 (MBIA
Insured) ...........................   AAA    1,500    1,694,745

Centinela Valley Unified High School
District Series A 5.25%, 8/1/31
(MBIA Insured) .....................   AAA    2,000    2,128,160

East Side Unified School District Santa Clara
County Series B 5.25%, 2/1/26 (MBIA
Insured) ...........................   AAA    1,000    1,056,950

Escondido Unified School District Series A
5.25%, 8/1/22 (FSA Insured) ........   AAA    1,125    1,178,944

Los Angeles Unified School District Election
of 1997 Series E 5.125%, 1/1/27 (MBIA
Insured) ...........................   AAA    2,000    2,048,660

San Diego Unified School District Series A
0%, 7/1/20 (FGIC Insured) ..........   AAA    2,120      908,929

Santa Clara Unified School District 5.50%,
7/1/20 (FGIC Insured) ..............   AAA    1,000    1,075,040

Tahoe Truckee Unified School District 5.25%,
8/1/17 (MBIA Insured) ..............   AAA    1,670    1,858,693

Walnut Valley Unified School District Series A
0%, 8/1/19 (MBIA Insured) ..........   AAA    8,480    3,292,953

                                    STANDARD   PAR
                                    & POOR'S  VALUE
                                     RATING   (000)      VALUE
                                    --------  -----      -----
GENERAL OBLIGATION--CONTINUED
West Contra Costa Unified School District
Series A 5.45%, 2/1/18
(MBIA Insured) .....................   AAA   $1,435  $ 1,623,875
                                                     -----------
                                                      16,866,949
                                                     -----------

GENERAL REVENUE--7.6%
Anaheim Public Financing Authority Series C
6%, 9/1/16 (FSA Insured) ...........   AAA    2,600    3,094,026

Orange County Recovery COP Series A
5.80%, 7/1/16 (MBIA Insured) .......   AAA    1,500    1,656,915
                                                     -----------
                                                       4,750,941
                                                     -----------

MULTIFAMILY REVENUE--3.1%
Los Angeles Community Redevelopment
Agency Series A 6.55%, 1/1/27 (AMBAC/FHA
Insured) ...........................   AAA    1,890    1,944,715

POWER REVENUE--7.5%
Los Angeles Water and Power System Series
A-A-2 5.375%, 7/1/21 (MBIA Insured)    AAA    2,000    2,112,300

Northern California Power Agency Series A
5.20%, 7/1/32 (MBIA Insured) .......   AAA    1,120    1,138,682

Sacramento Cogeneration Authority Project
6.375%, 7/1/10 .....................   BBB      500      538,250

Southern California Public Power Authority
5.50%, 7/1/20 ......................     A      915      918,202
                                                     -----------
                                                       4,707,434
                                                     -----------

PRE-REFUNDED--33.1%
Covina Community Redevelopment Agency
8.80%, 1/1/08(b) ...................    NR      760      880,057

Hayward Hospital (St. Rose Hospital) 10%,
10/1/04(b) .........................   AAA       85       91,813

Huntington Park Redevelopment Agency
Series 8%, 12/1/19 (FHA/VA/PRIV MTGS
Insured)(b) ........................   AAA    2,400    3,490,752

Los Angeles Harbor Department 7.60%,
10/1/18(b) .........................   AAA    1,075    1,380,687

MSR Public Power Agency Series D 6.75%,
7/1/20 (MBIA Insured)(b) ...........   AAA    3,440    4,294,771

                       See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                                    STANDARD   PAR
                                    & POOR'S  VALUE
                                     RATING   (000)      VALUE
                                    --------  -----      -----
PRE-REFUNDED--CONTINUED
Northern California Power Agency 7.50%,
7/1/23, Prerefunded 7/1/21 @ 100
(AMBAC Insured) ....................   AAA   $  195  $   263,172

Pomona Unified School District G.O.
Series C 5.60%, 8/1/12
(MBIA Insured)(b) ..................   AAA    1,500    1,759,980

Riverside County Single Family Revenue
Series A 7.80%, 5/1/21 (GNMA
Collateralized)(b)(c) ..............   AAA    4,000    5,439,120

Riverside County Single Family Revenue
Series B 8.625%, 5/1/16 (GNMA
Collateralized)(b) .................   AAA      700    1,003,751

Sacramento Cogeneration Authority
Project 6.375%, 7/1/10, Prerefunded
7/1/05 @102 ........................   AAA      500      552,345

Torrance Hospital (Little Co. of Mary
Hospital) Series A 7.10%, 12/1/15
Prerefunded 12/1/05 @100 ...........   AAA    1,445    1,586,625
                                                     -----------
                                                      20,743,073
                                                     -----------

WATER & SEWER REVENUE--9.0%
Delta Diablo Sanitation District COP 0%,
12/1/16 (MBIA Insured) .............   AAA    1,070      581,481

Los Angeles Wastewater System Series D
4.70%, 11/1/17 (FGIC Insured) ......   AAA    3,885    3,918,722

Metropolitan Water District of Southern
California Waterworks Series A 5.25%,
7/1/11 .............................   AA     1,000    1,128,230
                                                     -----------
                                                       5,628,433
                                                     -----------

----------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $54,533,792)                         59,461,315
----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.8%
(IDENTIFIED COST $54,533,792)                         59,461,315
----------------------------------------------------------------

                                    STANDARD   PAR
                                    & POOR'S  VALUE
                                     RATING   (000)      VALUE
                                    --------  -----      -----
SHORT-TERM OBLIGATIONS--4.2%

COMMERCIAL PAPER--4.2%
Govco, Inc. 1.04%, 11/3/03 .........  A-1+   $2,625  $ 2,624,848

----------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,624,848)                           2,624,848
----------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $57,158,640)                         62,086,163(a)
Other assets and liabilities, net--1.0%                  635,683

NET ASSETS--100.0%                                   $62,721,846
                                                     ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,062,932 and gross depreciation of $135,409 for federal income tax purposes. At October 31, 2003, the aggregate cost of securities for federal income tax purposes was $57,158,640.
(b) Escrowed to Maturity.
(c) All or a portion segregated as collateral for futures contracts.
    At October 31, 2003, the concentration of the Fund's investments by state or territory, determined as a percentage of net assets, is as follows:
    California 95%. At October 31, 2003, 82% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 43%, FGIC 11%, and GNMA 10%.

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $57,158,640)              $62,086,163
Cash                                                1,870
Receivables
   Interest                                       948,909
   Fund shares sold                                   237
Prepaid expenses                                    1,413
                                              -----------
     Total assets                              63,038,592
                                              -----------
LIABILITIES
Payables
   Fund shares repurchased                        100,664
   Dividend distributions                         101,807
   Investment advisory fee                         24,064
   Professional fee                                21,271
   Variation margin for futures contracts          17,812
   Distribution and service fees                   14,235
   Transfer agent fee                              12,294
   Financial agent fee                              6,544
   Trustees' fee                                    2,964
   Payable to adviser                                 368
Accrued expenses                                   14,723
                                              -----------
     Total liabilities                            316,746
                                              -----------
NET ASSETS                                    $62,721,846
                                              ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of
   beneficial interest                        $57,139,369
Undistributed net investment income                26,182
Accumulated net realized gain                     764,553
Net unrealized appreciation                     4,791,742
                                              -----------
NET ASSETS                                    $62,721,846
                                              ===========
CLASS A
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $61,418,973)                     4,796,437
Net asset value per share                          $12.81
Offering price per share $12.81/(1-4.75%)          $13.45
CLASS B
Shares of beneficial interest outstanding,
   no par value, unlimited authorization
   (Net Assets $1,302,873)                        101,555
Net asset value and offering
   price per share                                 $12.83


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                     $  1,635,073
                                             ------------
     Total investment income                    1,635,073
                                             ------------
EXPENSES
Investment advisory fee                           151,381
Service fees, Class A                              82,130
Distribution and service fees, Class B              7,884
Financial agent fee                                39,697
Transfer agent                                     30,458
Registration                                       22,285
Professional                                       21,860
Trustees                                           18,201
Printing                                           16,924
Custodian                                           5,643
Miscellaneous                                       9,923
                                             ------------
     Total expenses                               406,386
                                             ------------
NET INVESTMENT INCOME                           1,228,687
                                             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain on securities                   596,447
Net realized gain on futures contracts            128,634
Net change in unrealized appreciation
   (depreciation) on investments               (1,625,353)
Net change in unrealized appreciation
   (depreciation) on futures                     (100,000)
                                             ------------
NET LOSS ON INVESTMENTS                        (1,000,272)
                                             ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                           $    228,415
                                             ============

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                Six Months
                                                                                   Ended
                                                                                 10/31/03         Year Ended
                                                                                (Unaudited)         4/30/03
                                                                                -----------       ----------
FROM OPERATIONS
   Net investment income (loss)                                                 $ 1,228,687       $ 2,761,263
   Net realized gain (loss)                                                         725,081         1,634,264
   Net change in unrealized appreciation (depreciation)                          (1,725,353)        1,234,379
                                                                                -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      228,415         5,629,906
                                                                                -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                (1,179,923)       (2,659,499)
   Net investment income, Class B                                                   (22,582)          (54,219)
   Net realized short-term gains, Class A                                                --           (28,163)
   Net realized short-term gains, Class B                                                --              (689)
   Net realized long-term gains, Class A                                                 --        (1,852,786)
   Net realized long-term gains, Class B                                                 --           (45,327)
                                                                                -----------       -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                     (1,202,505)       (4,640,683)
                                                                                -----------       -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (21,686 and 141,463 shares, respectively)          276,885         1,844,035
   Net asset value of shares issued from reinvestment of distributions
     (42,968 and 196,374 shares, respectively)                                      553,466         2,539,565
   Cost of shares repurchased (512,818 and 634,500 shares, respectively)         (6,574,172)       (8,278,176)
                                                                                -----------       -----------
Total                                                                            (5,743,821)       (3,894,576)
                                                                                -----------       -----------
CLASS B
   Proceeds from sales of shares (5,258 and 18,189 shares, respectively)             68,648           237,485
   Net asset value of shares issued from reinvestment of distributions
     (376 and 2,594 shares, respectively)                                             4,842            33,603
   Cost of shares repurchased (34,712 and 24,972 shares, respectively)             (442,868)         (324,802)
                                                                                -----------       -----------
Total                                                                              (369,378)          (53,714)
                                                                                -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                     (6,113,199)       (3,948,290)
                                                                                -----------       -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                         (7,087,289)       (2,959,067)

NET ASSETS
   Beginning of period                                                           69,809,135        72,768,202
                                                                                -----------       -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $26,182 AND $0, RESPECTIVELY]                                           $62,721,846       $69,809,135
                                                                                ===========       ===========

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                                   ---------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                         YEAR ENDED APRIL 30,
                                                      10/31/03   -------------------------------------------------------------
                                                     (UNAUDITED)     2003        2002         2001        2000         1999
Net asset value, beginning of period                    $12.99      $12.82      $12.53       $12.13      $13.18       $13.12
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           0.24        0.50        0.54         0.57        0.60         0.64
   Net realized and unrealized gain (loss)               (0.19)       0.51        0.38         0.50       (0.90)        0.11
                                                        ------      ------      ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                     0.05        1.01        0.92         1.07       (0.30)        0.75
                                                        ------      ------      ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.23)      (0.49)      (0.54)       (0.57)      (0.60)       (0.63)
   Distributions from net realized gains                    --       (0.35)      (0.09)       (0.10)      (0.15)       (0.06)
                                                        ------      ------      ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                 (0.23)      (0.84)      (0.63)       (0.67)      (0.75)       (0.69)
                                                        ------      ------      ------       ------      ------       ------
   Change in net asset value                             (0.18)       0.17        0.29         0.40       (1.05)        0.06
                                                        ------      ------      ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                          $12.81      $12.99      $12.82       $12.53      $12.13       $13.18
                                                        ======      ======      ======       ======      ======       ======
Total return(1)                                           0.41%(4)    8.19%       7.43%        8.92%      (2.17)%       5.92%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)               $61,419     $68,109     $71,037      $75,675     $77,265      $95,230
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     1.19%(3)    1.09%(2)    1.10%(2)     1.07%(2)    1.10 %       1.00%
   Net investment income                                  3.67%(3)    3.84%       4.17%        4.52%       4.84 %       4.72%
Portfolio turnover                                          11%(4)      27%         20%           3%         12 %         14%

                                                                                    CLASS B
                                                   --------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                         YEAR ENDED APRIL 30,
                                                      10/31/03   -----------------------------------------------------------
                                                     (UNAUDITED)   2003        2002         2001        2000         1999
Net asset value, beginning of period                    $13.01      $12.84      $12.55       $12.14      $13.20       $13.13
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           0.20        0.40        0.44         0.48        0.51         0.54
   Net realized and unrealized gain (loss)               (0.19)       0.51        0.38         0.50       (0.91)        0.12
                                                        ------      ------      ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                     0.01        0.91        0.82         0.98       (0.40)        0.66
                                                        ------      ------      ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.19)      (0.39)      (0.44)       (0.47)      (0.51)       (0.53)
   Distributions from net realized gains                    --       (0.35)      (0.09)       (0.10)      (0.15)       (0.06)
                                                        ------      ------      ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                 (0.19)      (0.74)      (0.53)       (0.57)      (0.66)       (0.59)
                                                        ------      ------      ------       ------      ------       ------
   Change in net asset value                             (0.18)       0.17        0.29         0.41       (1.06)        0.07
                                                        ------      ------      ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                          $12.83      $13.01      $12.84       $12.55      $12.14       $13.20
                                                        ======      ======      ======       ======      ======       ======
Total return(1)                                           0.05%(4)    7.33%       6.62%        8.15%      (2.98)%       5.11%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                $1,303      $1,700      $1,731       $1,790      $1,741       $1,897
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     1.94%(3)    1.84%(2)    1.85%(2)     1.82%(2)    1.85 %       1.75%
   Net investment income                                  2.91%(3)    3.09%       3.42%        3.77%       4.09 %       3.97%
Portfolio turnover                                          11%(4)      27%         20%           3%         12 %         14%

(1) Maximum sales charge is not reflected in total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (UNAUDITED)

1. ORGANIZATION

    Phoenix-Goodwin California Tax Exempt Bond Fund (the "Fund") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    The Fund is diversified and has an investment objective to obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.

    The Fund offers Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Each class of shares has identical voting, dividend, liquidation, and other rights and the same terms and conditions except that each class bears different distribution and/or services expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

    Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

    Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

    It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

    Distributions are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FUTURES CONTRACTS:

    A futures contract is an agreement between two parties to buy and sell a security at a set price on future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of the portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

    As  compensation  for  its  services  to  the  Fund,  the  adviser,  Phoenix
Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion, 0.40% for the second $1 billion, and 0.35% for average daily net assets of over $2 billion.

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

    As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $960 for Class A shares and deferred sales charges of $3,467 for Class B shares for the period ended October 31, 2003. In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of each respective class. The Distributor has advised the Fund that of the total amount expensed for the period ended October 31, 2003, $10,150 was retained by the Distributor and $79,864 was paid to unaffiliated participants.

    As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide tax services and oversight of subagent's performance. For the period ended October 31, 2003, the Trust paid PEPCO $39,697. The fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Certain minimum fees may apply.

    PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended October 31, 2003, transfer agent fees were $30,458 as reported in the Statement of Operations, of which PEPCO retained $4,128.

    At October 31, 2003, PNX and affiliates held 1,548 Class A shares of the Fund with a value of $19,830.

4. PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2003, aggregated $7,444,387 and $14,729,575, respectively. There were no purchases or sales of long-term U.S. Government and agency securities for the period.

5. FUTURES CONTRACTS

    At October 31, 2003, the Fund had entered into futures contracts as follows:

                                         Value of                       Net
                             Number      Contracts      Market      Unrealized
                Expiration     of          when        Value of    Appreciation
Description         Date    Contracts     Opened       Contracts  (Depreciation)
-----------     ----------  ---------   ---------      ---------  --------------
Ten Year U.S.
   Treasury
   Notes       December '03    10       $(1,090,157)  $(1,122,969)   $(32,812)
Twenty Year
   U.S. Treasury
   Bonds       December '03    20        (2,071,406)   (2,174,375)   (102,969)
                             -----      -----------   -----------   ---------
                               30       $(3,161,563)  $(3,297,344)  $(135,781)
                             =====      ===========   ===========   =========

6. ASSET CONCENTRATION

    The Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

The advisers and subadvisers to each of the Phoenix Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Boards of Trustees of the Fund. You may obtain a copy of these procedures, free of charge, by calling "toll-free" 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

                                         NUMBER OF
                                       PORTFOLIOS IN
                                       FUND COMPLEX
    NAME, ADDRESS AND        LENGTH OF  OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH         TIME SERVED   TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway             Served since    35              Chairman, Rittenhouse Advisors, LLC (consulting firm) since
Rittenhouse Advisors, LLC    1988.                           2001. Trustee/Director, Realty Foundation of New York
101 Park Avenue                                             (1972-present), Josiah Macy, Jr., Foundation (1975-present),
New York, NY 10178                                          Pace University (1978-present), New York Housing Partnership
DOB: 8/2/29                                                 Development Corp. (Chairman) (1981-present), Greater New York
                                                            Councils, Boy Scouts of America (1985-present), The Academy of
                                                            Political Science (Vice Chairman) (1985-present), Urstadt Biddle
                                                            Property Corp. (1989-present). Chairman, Metropolitan
                                                            Transportation Authority (1992-2001). Director, Trism, Inc.
                                                            (1994-2001), Consolidated Edison Company of New York, Inc.
                                                            (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                            Centennial Insurance Company (1974-2002), Union Pacific Corp.
                                                            (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                            (Advisory Director) (1990-2000), Accuhealth (1994-2002), The
                                                            Harlem Youth Development Foundation (1998-2002).
-----------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne          Served since    35              Currently retired.
The Flat, Elmore Court       1988.
Elmore, GL05, GL2 3NT
U.K.
DOB: 8/9/29
-----------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries          Served since    28              Director, The Empire District Electric Company (1984-present).
8477 Bay Colony Dr. #902     1995.                           Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
Naples, FL 34108                                            Investment Partners, Ltd.
DOB: 9/23/30
-----------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.             Served since    25              Partner, Stonington Partners, Inc. (private equity fund) since
Stonington Partners, Inc.    1993.                           2001. Chairman (1995 to 2000) and Chief Executive Officer
736 Market Street, Ste. 1430                                (1995-1998), Carson Products Company (cosmetics).
Chattanooga, TN 37402                                       Director/Trustee, Evergreen Funds (six portfolios).
DOB: 2/14/39
-----------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara       Served since    35              Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of       2001.                           (1982-present).
New York
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
-----------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

                                         NUMBER OF
                                       PORTFOLIOS IN
                                       FUND COMPLEX
    NAME, ADDRESS AND        LENGTH OF  OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH         TIME SERVED   TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
Everett L. Morris           Served since    35              Currently retired, Vice President, W.H. Reaves and Company
164 Laird Road              1995.                           (investment management) (1993-2003).
Colts Neck, NJ 07722
DOB: 5/26/28
-----------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson         Served since    25              Managing Director, Northway Management Company (1998-present).
Northway Management Company 1988.                           Managing Director, Mullin Associates (1993-1998).
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
-----------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.      Served since    25              Director, UST, Inc. (1995-present), HPSC Inc. (1995-present),
200 Duke Street             1995.                           Compuware (1996-present) and WWF, Inc. (2000-present). President,
Alexandria, VA 22314                                        The Trust for America's Health (non-profit) (2001-present).
DOB: 5/16/31                                                Director, Duty Free International, Inc. (1997-1998).
-----------------------------------------------------------------------------------------------------------------------------

10

                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                         NUMBER OF
                                       PORTFOLIOS IN
                                       FUND COMPLEX
    NAME, ADDRESS AND        LENGTH OF  OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH         TIME SERVED   TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche       Served since    28              Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
   Lazard Freres & Co. LLC   2002.                           Director, The Phoenix Companies, Inc. (2001-present) and Phoenix
   30 Rockefeller Plaza,                                     Life Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
-----------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin     Served since     45              Consultant, Phoenix Investment Partners Ltd. (2002-present).
   DOB: 10/23/46            1993.                            Director, PXRE Corporation (Delaware) (1985-present), World Trust
                                                             Fund (1991-present). Chairman (1997-2002), Director (1995-2002),
   Chairman                                                  Vice Chairman (1995-1997) and Chief Executive Officer (1995-2002),
                                                             Phoenix Investment Partners, Ltd. Director and Executive Vice
                                                             President, The Phoenix Companies, Inc. (2000-2002). Director
                                                             (1994-2002) and Executive Vice President, Investments (1987-2002),
                                                             Phoenix Life Insurance Company. Director (1983-2002) and Chairman
                                                             (1995-2002), Phoenix Investment Counsel, Inc. Director (1982-2002)
                                                             and President (1990-2000), Phoenix Equity Planning Corporation.
                                                             Chairman and President, Phoenix/Zweig Advisers LLC (2001-2002).
                                                             Director (2001-2002) and President (April 2002-September 2002),
                                                             Phoenix Investment Management Company. Director and Executive Vice
                                                             President, Phoenix Life and Annuity Company (1996-2002). Director
                                                             (1995-2000) and Executive Vice President (1994-2002), PHL Variable
                                                             Insurance Company. Director, Phoenix National Trust Holding
                                                             Company (2001-2002). Director (1985-2002) and Vice President
                                                             (1986-2002), PM Holdings, Inc. Director, W.S. Griffith Associates,
                                                             Inc. (1995-2002). Director (1992-2002) and President (1993-1994),
                                                             W.S. Griffith Securities, Inc.
-----------------------------------------------------------------------------------------------------------------------------
***James M. Oates           Served since    30               Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
   Hudson Castle Group, Inc.   1993.                         Markets, Inc.) (financial services) (1997-present). Managing
   c/o Northeast Investment                                  Director, Wydown Group (consulting firm) (1994-present). Director,
   Management, Inc.                                          Investors Financial Service Corporation (1995-present), Investors
   50 Congress Street                                        Bank & Trust Corporation (1995-present), Plymouth Rubber Co.
   Suite 1000                                                (1995-present), Stifel Financial (1996-present), Connecticut River
   Boston, MA 02109                                          Bank (1998-present), New Hampshire Charitable Foundation
   DOB: 5/31/46                                              (2001-present), Trust Co. of New Hampshire (2002-present).
                                                             Director and Treasurer, Endowment for Health, Inc. (2000-present).
                                                             Chairman, Emerson Investment Management, Inc. (2000-present), Vice
                                                             Chairman, Massachusetts Housing Partnership (1998-1999). Director,
                                                             Blue Cross and Blue Shield of New Hampshire (1994-1999), AIB
                                                             Govett Funds (1991-2000), Command Systems, Inc. (1998-2000),
                                                             Phoenix Investment Partners, Ltd. (1995-2001), 1Mind, Inc.
                                                             (1999-2001), 1Mind.com (2000-2002).
-----------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment
    Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group, Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                          POSITION(S) HELD WITH
    NAME, ADDRESS AND      TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH            TIME SERVED                                DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
William R. Moyer            Executive Vice                Executive Vice President (1999-present) Senior Vice President
DOB: 8/16/44                President                     (1995-1999), Chief Financial Officer (1995-present), Phoenix
                            since 1993.                   Investment Partners, Ltd. Director (1998-present), Executive Vice
                                                          President, Chief Financial Officer and Treasurer (2000-present),
                                                          Senior Vice President and Chief Financial Officer (1996-2000),
                                                          Phoenix Equity Planning Corporation. Director (1998-present),
                                                          Senior Vice President, Chief Financial Officer and Treasurer
                                                          (1996-present), Phoenix Investment Counsel, Inc. Director
                                                          (2000-present), Executive Vice President (2000-present), Treasurer
                                                          (1996-present), Senior Vice President (2000-2002), Duff & Phelps
                                                          Investment Management Co. Executive Vice President, Phoenix Fund
                                                          Complex (1990-present).
---------------------------------------------------------------------------------------------------------------------------
John F. Sharry              Executive Vice                Executive Vice President, Phoenix Investment Partners, Ltd.
DOB: 3/28/52                President                     (1998-present), President, Phoenix Equity Planning Corporation
                            since 1998.                   (2000-present). Executive Vice President, Phoenix Fund Complex
                                                          (1998-present).
---------------------------------------------------------------------------------------------------------------------------
Robert S. Driessen          Vice President                Vice President and Compliance Officer, Phoenix Investment
One American Row            since 1999.                   Partners, Ltd. (1999-present). Vice President and Compliance
Hartford, CT 06102                                        Officer, Phoenix Investment Counsel, Inc. (1999-present). Vice
DOB: 10/12/47                                             President (1999-present). Anti-Money Laundering Officer and
                                                          Assistant Secretary (2002-2003) Phoenix Fund Complex. Vice
                                                          President, Chief Compliance Officer and Secretary (2000-present)
                                                          and Designated Money Laundering Compliance Officer (2002-present).
                                                          PXP Securities Corp. Vice President, Compliance and Assistant
                                                          Secretary (2002-present), PXP Institutional Markets Group, Ltd.
                                                          Vice President, Compliance (2000-present), Designated Money
                                                          Laundering Compliance Officer (2002-present), Phoenix Equity
                                                          Planning Corporation. Vice President, Risk Management Liaison,
                                                          Bank of America (1996-1999).
---------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss            Treasurer                     Vice President, Fund Accounting (1994-2000), Treasurer
DOB: 11/24/52               since 1994.                   (1996-2000), Assistant Treasurer (2001-present), Phoenix Equity
                                                          Planning Corporation. Treasurer, Phoenix Fund Complex
                                                          (1994-present).
---------------------------------------------------------------------------------------------------------------------------
Richard J. Wirth            Secretary                     Vice President and Insurance and Investment Products Counsel
One American Row            since 2002.                   (2002-present), Counsel (1993-2002), Phoenix Life Insurance
Hartford, CT 06102                                        Company. Director (2003-present), President (2003-present),
DOB: 11/14/58                                             Assistant Secretary (2002-present), Phoenix Variable Advisors,
                                                          Inc. Secretary (2002-present), Chief Legal Officer (2003-present),
                                                          Phoenix Fund Complex.
---------------------------------------------------------------------------------------------------------------------------

12

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                           ---------------------------
                                    PRESORTED
                                    STANDARD
                                  U.S. POSTAGE
                                      PAID
                                 Louisville, KY
                                 Permit No. 1051
                           ---------------------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

PXP 680 (12/03)



ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix-Goodwin California Tax Exempt Bond Fund
            ----------------------------------------------------------

By (Signature and Title)*    /s/Philip R. McLoughlin
                         -------------------------------------------------------
                             Philip R. McLoughlin, Chairman
                             (principal executive officer)

Date     January 5, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/Philip R. McLoughlin
                         -------------------------------------------------------
                             Philip R. McLoughlin, Chairman
                             (principal executive officer)

Date     January 5, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*    /s/Nancy G. Curtiss
                         -------------------------------------------------------
                             Nancy G. Curtiss, Treasurer
                             (principal financial officer)

Date     January 5, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.